Provision for Income Taxes - Expiration of Tax Credit Carryforwards (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 749
2017 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	1
2018 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	8
2019 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	12
2020 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	32
2021 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	18
2022-2026 Tax Loss Credit Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	336
Later Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	282
Unlimited Tax Credit Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 60